FAIR VALUE MEASUREMENT - Level 3 Roll Forward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Transfer from held-to-maturity to available for sale at fair value	480,437
Additions	566,173
Cash received	(172,061)
In-kind distributions	(14,785)
Change in fair value	(8,461)
Credit-related impairment loss	(134,510)
Ending balance	$ 716,793
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other comprehensive income (loss)